Share-Based Compensation - Share Options Issued (Details) - Share options - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares)	0	2,990,000	2,100,000
Exercise price (in dollars per share)	$ 0	$ 6.68	$ 6.65
Granted during the year (in dollars per share)	$ 0	$ 1.88	$ 2.63